Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 27,967	$ 50,912	$ 25,195
Transfers (to) from the noncontrolling interests:
Increase in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	5	9	32
Decrease in Himax Technologies, Inc.’s paid-in capital and retained earnings for purchase of shares of subsidiaries	(10)	(229)	(1,036)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$ 27,962	$ 50,692	$ 24,191